BORROWINGS (Maturity of borrowings) (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 1,031,865	$ 1,479,038
Fixed Rate
Disclosure of detailed information about borrowings [line items]
Borrowings	295,033	174,965
Floating Rate
Disclosure of detailed information about borrowings [line items]
Borrowings	736,832	$ 1,304,073
2023
Disclosure of detailed information about borrowings [line items]
Borrowings	499,141
2023 | Fixed Rate
Disclosure of detailed information about borrowings [line items]
Borrowings	295,033
2023 | Floating Rate
Disclosure of detailed information about borrowings [line items]
Borrowings	204,108
2024
Disclosure of detailed information about borrowings [line items]
Borrowings	523,366
2024 | Fixed Rate
Disclosure of detailed information about borrowings [line items]
Borrowings	0
2024 | Floating Rate
Disclosure of detailed information about borrowings [line items]
Borrowings	523,366
2025 and thereafter
Disclosure of detailed information about borrowings [line items]
Borrowings	9,358
2025 and thereafter | Fixed Rate
Disclosure of detailed information about borrowings [line items]
Borrowings	0
2025 and thereafter | Floating Rate
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 9,358